Mezzanine Equity and Stockholders' Deficit - Preferred Stock-Dividends (Details) - $ / shares	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Mezzanine Equity and Stockholders' Deficit
Preferred stock dividends (in percent)		8.00%
Common stock, dividends declared			$ 0
Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Preferred stock dividends (in percent)	8.00%		8.00%
Preferred stock, dividends declared	$ 0.00		$ 0.00	$ 0
Common stock, dividends declared	0		0	$ 0
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price		$ 9.23
Series A Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Original issue price	9.23		9.23
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price		13.04
Series B Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Original issue price	13.04		13.04
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price		16.3
Series C Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Original issue price	16.3		16.3
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price		20.16
Series D Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Original issue price	20.16		20.16
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Original issue price		$ 22.61
Series E Preferred Stock Class | Adagio Medical Inc
Mezzanine Equity and Stockholders' Deficit
Original issue price	$ 22.61		$ 22.61